Consolidated Statement of Equity - USD ($) $ in Thousands	Total	Total Stockholders’ Equity	Common Stock	Additional Paid-in Capital	Retained Earnings	Members’ Equity	Noncontrolling Interest in Subsidiary
Beginning balance at Dec. 31, 2013	$ 65,527	$ 0	$ 0	$ 0	$ 0	$ 64,356	$ 1,171
Beginning Balance, Shares at Dec. 31, 2013			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	4,757	4,445			4,445	342	(30)
Noncontrolling interest increase from contribution	1,253						1,253
Noncontrolling interest distribution	(52)						(52)
Stock-based compensation expense	2,322	2,005		2,005		317
Conversion of members’ equity into common stock (in shares)			8,636,250
Conversion of members’ equity into common stock	0	65,015	$ 86	64,929		(65,015)
Issuance of common stock, net of issuance costs (in shares)			8,984,375
Issuance of common stock, net of issuance costs	87,800	87,800	$ 90	87,710
Repurchase of common stock (in shares)			(1,171,875)
Repurchase of common stock	(11,989)	(11,989)	$ (12)	(11,977)
Deductible transaction costs and additional contribution of deferred tax assets from IPO	808	808		808
Ending balance at Dec. 31, 2014	150,426	148,084	$ 164	143,475	4,445	0	2,342
Ending Balance, Shares at Dec. 31, 2014			16,448,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	21,378	21,688			21,688	0	(310)
Noncontrolling interest increase from contribution	1,301						1,301
Noncontrolling interest distribution	(2,411)						(2,411)
Stock-based compensation expense	3,884	3,884		3,884
Shares net settled with the Company to satisfy minimum employee personal income tax liabilities resulting from share based compensation plans	(248)	(248)		(248)
Excess tax provision from stock-based compensation	97	97		97
Shares issued through stock plans, shares			69,380
Shares issued through stock plans	17	17	$ 1	16
Issuance of common stock, net of issuance costs (in shares)			4,025,000
Issuance of common stock, net of issuance costs	47,253	47,253	$ 40	47,213
Deductible transaction costs and additional contribution of deferred tax assets from IPO	0
Ending balance at Dec. 31, 2015	$ 221,697	220,775	$ 205	194,437	26,133	0	922
Ending Balance, Shares at Dec. 31, 2015	20,543,130		20,543,130
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 20,926	21,022			21,022	0	(96)
Noncontrolling interest distribution	(725)						(725)
Stock-based compensation expense	3,471	3,471		3,471
Shares net settled with the Company to satisfy minimum employee personal income tax liabilities resulting from share based compensation plans	(648)	(648)		(648)
Excess tax provision from stock-based compensation	(97)	(97)		(97)
Shares issued through stock plans, shares			169,036
Shares issued through stock plans	0	0	$ 2	(2)
Deductible transaction costs and additional contribution of deferred tax assets from IPO	0
Ending balance at Dec. 31, 2016	$ 244,624	244,523	$ 207	197,161	47,155	$ 0	101
Ending Balance, Shares at Dec. 31, 2016	20,712,166		20,712,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 836	846			846		(10)
Stock-based compensation expense	611	611		611
Shares net settled with the Company to satisfy minimum employee personal income tax liabilities resulting from share based compensation plans	(565)	(565)		(565)
Shares net settled with the Company to satisfy minimum employee personal income tax liabilities resulting from share based compensation plans, shares			(53,613)
Shares issued through stock plans, shares			204,846
Shares issued through stock plans	0		$ 2	(2)
Ending balance at Mar. 31, 2017	$ 245,506	$ 245,415	$ 209	$ 197,205	$ 48,001		$ 91
Ending Balance, Shares at Mar. 31, 2017	20,863,399		20,863,399